Charter arrangements, Summary of vessel employment (Details)	12 Months Ended
Dec. 31, 2021
DHT Amazon [Member]
Vessel employment [Abstract]
Type of Employment	Time charter with profit sharing
Expiry	Q2 2023
DHT Bauhinia [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Bronco [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT China [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Colt [Member]
Vessel employment [Abstract]
Type of Employment	Time charter
Expiry	Q3 2022
DHT Edelweiss [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Europe [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Falcon [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Hawk [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Harrier [Member]
Vessel employment [Abstract]
Type of Employment	Time charter
Expiry	Q4 2024
DHT Jaguar [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Leopard [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Lion [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Lotus [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Mustang [Member]
Vessel employment [Abstract]
Type of Employment	Time charter
Expiry	Q3 2022
DHT Opal [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Osprey [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Panther [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Peony [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Puma [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Redwood [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Scandinavia [Member]
Vessel employment [Abstract]
Type of Employment	Spot
DHT Stallion [Member]
Vessel employment [Abstract]
Type of Employment	Time charter
Expiry	Q2 2022
DHT Sundarbans [Member]
Vessel employment [Abstract]
Type of Employment	Time charter with profit sharing
Expiry	Q1 2022
DHT Taiga [Member]
Vessel employment [Abstract]
Type of Employment	Time charter with profit sharing
Expiry	Q4 2022
DHT Tiger [Member]
Vessel employment [Abstract]
Type of Employment	Spot